Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash & cash equivalents	$ 136,881	$ 129,328
Trade & other receivables	4,842	1,574
Prepayments	6,504	5,646
Total Current Assets	148,227	136,548
Non-Current Assets
Property, plant and equipment	3,021	2,293
Right-of-use assets	9,119	7,978
Financial assets at fair value through other comprehensive income	2,080	1,871
Other non-current assets	1,724	3,311
Intangible assets	580,546	581,601
Total Non-Current Assets	596,490	597,054
Total Assets	744,717	733,602
Current Liabilities
Trade and other payables	19,598	24,972
Provisions	18,710	29,197
Borrowings	53,200	32,455
Lease liabilities	2,765	3,519
Total Current Liabilities	94,273	90,143
Non-Current Liabilities
Deferred tax liability		730
Provisions	17,017	27,563
Borrowings	41,045	57,023
Lease liabilities	8,485	6,317
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	69,047	94,133
Total Liabilities	163,320	184,276
Net Assets	581,397	549,326
Equity
Issued Capital	1,163,153	1,051,450
Reserves	65,813	46,634
(Accumulated losses)/retained earnings	(647,569)	(548,758)
Total Equity	$ 581,397	$ 549,326